Quarterly Report
December 31, 2024
MFS®  Maryland
Municipal Bond Fund
MMD-Q3

Portfolio of Investments
12/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.6%
Airport Revenue – 3.5%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$70,000	$67,299
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	65,000	60,836
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5.25%, 8/01/2049	1,000,000	1,066,355
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5.25%, 8/01/2054	1,000,000	1,060,916
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2025	1,525,000	1,540,798
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	655,000	672,593
		$4,468,797
General Obligations - General Purpose – 11.2%
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 4/01/2033	$1,895,000	$1,901,982
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 10/01/2045	1,315,000	1,433,118
Baltimore County, MD, Metropolitan District (80th Issue), 4%, 3/01/2045	1,500,000	1,474,593
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	225,000	201,280
Cheverly, MD, Public Improvement, 4.5%, 11/01/2047	490,000	508,990
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	45,031	47,969
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	121,739	133,133
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	41,476	40,846
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	75,390	73,493
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	31,997	30,856
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	43,504	41,134
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	150,243	139,521
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	53,375	36,107
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	1,155,000	875,557
Howard County, MD, Metropolitan District Project, “C”, 4%, 2/15/2048	1,500,000	1,472,009
Hyattsville, MD, General Obligation, 5%, 1/01/2049	1,000,000	1,004,265
Maryland Community Development Administration, Local Government Infrastructure, “A-2”, 4%, 6/01/2036	1,210,000	1,219,448
Maryland State & Local Facilities Loan, General Obligation Refunding, “A”, 5%, 8/01/2025	2,055,000	2,078,674
Montgomery County, MD, General Obligation, Consolidated Public Improvement, “A”, 5%, 8/01/2035	1,000,000	1,122,625
State of Illinois, General Obligation, 5.5%, 5/01/2039	160,000	172,328
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	205,000	199,908
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	95,000	91,888
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	130,000	130,067
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	50,000	49,608
		$14,479,399
General Obligations - Schools – 0.5%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$325,000	$270,258
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	405,000	405,627
		$675,885
Healthcare Revenue - Hospitals – 16.7%
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045 (Prerefunded 7/01/2029)	$5,000	$5,166
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	9,145
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	540,000	512,179
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	750,000	778,234
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	750,000	763,465
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	929,890
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2039	1,145,000	1,140,472
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2041	1,000,000	982,012
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028 (Prerefunded 7/01/2025)	750,000	757,007
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	1,000,000	958,450
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5.25%, 7/01/2054	750,000	805,711

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	$1,155,000	$1,300,751
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), 5%, 8/15/2029	900,000	903,239
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), 5%, 8/15/2033	1,030,000	1,031,733
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 8/15/2041	505,000	505,122
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 5/15/2042	750,000	767,718
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	609,919
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	503,126
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2033	1,205,000	1,271,874
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2035	500,000	528,477
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2046	1,000,000	1,016,386
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2034	1,000,000	1,035,401
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “D”, 4%, 7/01/2048	1,250,000	1,188,386
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, 4%, 4/15/2045	995,000	958,346
Montgomery County, MD, Rev. (Trinity Health Credit Group), 5%, 12/01/2045	1,240,000	1,249,504
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	590,000	569,425
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	630,000	608,384
		$21,689,522
Healthcare Revenue - Long Term Care – 2.6%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$908,410
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	443,469
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	493,169
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	504,934
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	350,000	341,982
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), “B”, 5%, 1/01/2032	575,000	615,968
		$3,307,932
Healthcare Revenue - Other – 0.2%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$315,000	$315,133
Industrial Revenue - Environmental Services – 0.2%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 7/01/2041 (Put Date 7/01/2027)	$230,000	$230,709
Miscellaneous Revenue - Other – 2.1%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$20,000	$20,065
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	85,000	85,505
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	70,000	69,584
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	1,042,756
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	40,000	40,851
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	415,000	418,401
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	240,000	240,137
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	315,000	316,674
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	490,000	500,351
		$2,734,324
Multi-Family Housing Revenue – 9.8%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$500,132
Howard County, MD, Housing Commission Rev. (Orchard Meadows Apartments), 5%, 12/01/2043	500,000	522,383
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	768,106
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, FHA, 4%, 7/01/2048	500,000	462,499
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 3.65%, 7/01/2049	505,000	462,056
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 3.35%, 7/01/2049	1,765,000	1,456,508

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Maryland Community Development Administration, Multi-Family Development Rev. (Villages at Marley Station), “D-1”, FNMA, 4.35%, 2/01/2044	$1,250,000	$1,217,388
Montgomery County, MD, Housing Opportunities Commission Multiple Purpose Rev., “C”, 5.5%, 1/01/2048	1,000,000	1,116,898
Montgomery County, MD, Housing Opportunities Commission Multiple Purpose Rev., “C”, 5.125%, 1/01/2053	500,000	534,901
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A”, 4.85%, 7/01/2053	500,000	502,202
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A-1”, FHA, 3.05%, 7/01/2044	1,000,000	803,542
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 5.125%, 7/01/2037	1,000,000	1,018,788
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	942,965
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	278,550	276,625
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	765,000	536,758
Virginia Housing Development Authority, Rental Housing, “F”, HUD Section 8, 5.15%, 11/01/2048	500,000	517,529
Wisconsin Housing & Economic Development Authority, Multi-Family Housing, Taxable (Flats at Bishop Woods Project), “E”, 4.75%, 6/01/2043	1,000,000	1,019,563
		$12,658,843
Parking – 1.1%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$1,395,679
Port Revenue – 1.2%
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2044	$500,000	$509,971
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2049	250,000	253,311
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	650,000	675,378
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	190,000	143,104
		$1,581,764
Sales & Excise Tax Revenue – 2.4%
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$75,000	$71,266
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	21,000	21,005
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	81,000	79,791
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,817,000	1,810,205
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	160,000	157,807
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	75,000	74,138
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	267,000	262,222
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	6,000	5,034
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	338,000	259,795
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	332,000	233,767
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	151,000	48,574
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(n)	120,000	116,100
		$3,139,704
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	$250,000	$244,961
Single Family Housing - Local – 0.8%
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “A”, FHA, 5.75%, 7/01/2054	$980,000	$1,052,270
Single Family Housing - State – 8.9%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 2.1%, 9/01/2041	$1,500,000	$1,056,243
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	500,000	498,372
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 5.5%, 9/01/2053	945,000	1,006,265
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 2.1%, 3/01/2033	250,000	209,613

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2051	$830,000	$810,616
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 5.05%, 3/01/2047	1,000,000	1,020,735
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 6%, 3/01/2053	915,000	971,221
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 5.1%, 3/01/2048	1,000,000	1,013,268
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 6.25%, 3/01/2054	975,000	1,057,087
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 6.25%, 9/01/2055	1,000,000	1,121,324
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	1,000,000	840,056
Maryland Community Development Administration, Department of Housing & Community Development Rev., “D”, FHA, 3.1%, 4/01/2026	975,000	973,581
Maryland Department of Housing & Community Development, “J”, VRDN, 3.68%, 9/01/2040	1,000,000	1,000,000
		$11,578,381
State & Local Agencies – 16.3%
Baltimore County, MD, Rev. Certificates of Participation, (Equipment Acquisition Program), 5%, 3/01/2026	$1,000,000	$1,023,726
Maryland Economic Development Corp. Lease Rev. (Reservoir Square Project), 5%, 7/01/2056	2,000,000	2,054,159
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, 5%, 5/01/2041 (Prerefunded 5/01/2026)	500,000	513,300
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, “A”, 5%, 5/01/2035	1,725,000	1,807,009
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, “A”, 5%, 5/01/2038	500,000	521,224
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	2,000,000	490,296
Maryland Stadium Authority, Built to Learn Rev., 4%, 6/01/2046	1,405,000	1,365,790
Maryland Stadium Authority, Built to Learn Rev., 5%, 6/01/2046	1,500,000	1,615,602
Maryland Stadium Authority, Built to Learn Rev., 5.25%, 6/01/2051 (u)	1,500,000	1,635,080
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2036	1,000,000	1,020,514
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2041	1,500,000	1,487,682
Maryland Stadium Authority, Sport Entertainment Facilities Rev. (Hagerstown Project), “A”, 5.25%, 6/15/2052	1,000,000	1,073,607
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	891,266
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,052,479
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2048	1,500,000	1,548,576
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), “A”, 5%, 7/15/2040	1,500,000	1,640,439
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	1,315,000	1,411,738
		$21,152,487
Student Loan Revenue – 0.4%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$115,000	$92,568
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	385,000	378,339
		$470,907
Tax - Other – 1.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$90,000	$92,509
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	225,000	241,530
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	850,000	828,530
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	487,562
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	600,000	457,748
		$2,107,879
Tax Assessment – 3.6%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$500,000	$502,630
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), “B”, 3.875%, 6/01/2046 (n)	300,000	255,599
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	506,712
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	250,000	244,269

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	$500,000	$447,172
Frederick County, MD, Senior Special Obligation (Urbana Community Development Authority), “B”, 4%, 7/01/2040	170,000	160,818
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), “A”, 5%, 7/01/2026	815,000	835,280
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), “A”, 5%, 7/01/2043 (n)	250,000	252,121
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 5%, 2/15/2044	750,000	790,551
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	300,000	282,334
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	500,000	425,426
		$4,702,912
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$410,000	$357,114
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	320,000	283,601
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	295,000	267,173
		$907,888
Toll Roads – 1.1%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$500,000	$468,576
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	915,000	956,419
		$1,424,995
Transportation - Special Tax – 3.6%
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 7/01/2043	$1,000,000	$1,103,843
Maryland Department of Transportation, Consolidated Transportation, “A”, 3%, 10/01/2033	500,000	473,905
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	1,000,000	951,614
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	75,000	88,234
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	454,943
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	454,309
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2043	1,140,000	1,167,746
		$4,694,594
Universities - Colleges – 3.8%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2044	$500,000	$485,983
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	500,220
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	1,034,411
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	454,579
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5.5%, 6/01/2047	1,000,000	1,046,439
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2046	750,000	674,606
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2051	250,000	220,164
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	420,000	332,564
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	65,000	65,077
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	110,000	101,704
		$4,915,747
Universities - Dormitories – 2.5%
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.25%, 7/01/2064	$750,000	$788,813
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	762,058
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	1,000,000	1,017,252
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	315,000	315,096
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	300,046
		$3,183,265
Utilities - Municipal Owned – 0.7%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$100,000	$54,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	160,000	86,400
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	250,000	135,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	$40,000	$21,600
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	95,000	51,300
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	21,600
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	125,000	67,500
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,844
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	60,000	32,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	35,100
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	555,000	452,334
		$967,078
Utilities - Other – 2.2%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$720,000	$764,847
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	400,000	427,618
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	665,000	700,249
Southeast Alabama Energy Authority Energy Supply Rev., “A”, 5%, 11/01/2035	485,000	502,747
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	410,000	437,802
		$2,833,263
Water & Sewer Utility Revenue – 0.7%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 4%, 7/01/2038	$550,000	$552,913
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	105,966
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	130,000	133,511
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	50,846
		$843,236
Total Municipal Bonds		$127,757,554
Bonds – 0.2%
Transportation - Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$165,000	$163,851
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	363,682	105,467
Total Bonds		$269,318
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$171,593	$105,101
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.49% (v)	1,372,997	$1,373,272

Other Assets, Less Liabilities – 0.1%		110,670
Net Assets – 100.0%		$129,615,915
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,373,272 and $128,131,973, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,431,969, representing 1.9% of net assets.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:

Portfolio of Investments (unaudited) – continued
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$127,862,655	$—	$127,862,655
U.S. Corporate Bonds	—	269,318	—	269,318
Investment Companies	1,373,272	—	—	1,373,272
Total	$1,373,272	$128,131,973	$—	$129,505,245
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,006,145	$30,114,454	$31,747,123	$121	$(325)	$1,373,272
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$127,618	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2024, are as follows:
Maryland	76.7%
Washington DC	5.3%
New York	3.7%
Puerto Rico	3.3%
Virginia	1.5%
Alabama	1.3%
California	1.1%
Illinois	1.0%
Texas	0.9%
Wisconsin	0.9%
South Carolina	0.8%
Pennsylvania	0.6%
Ohio	0.5%
New Jersey	0.4%
Tennessee	0.3%
Massachusetts	0.3%
Guam	0.3%
New Hampshire	0.2%
Colorado	0.1%
Iowa	0.1%
Mississippi (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.